Amounts Due to Related Parties - Schedule of Amounts Due To Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Mr. CHUN SUN WONG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 309	$ 586
Mr. ZHUO WANG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	1,333	836
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 1,642	$ 1,422